Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ in Thousands			3 Months Ended								12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Fee income			$ 1,861,000	$ 1,893,000	$ 1,920,000	$ 1,997,000	$ 2,081,000	$ 2,047,000	$ 1,976,000	$ 1,890,000	$ 7,671,000	$ 7,994,000	$ 6,840,000
Premiums			22,000	30,000	26,000	31,000	30,000	30,000	31,000	31,000	109,000	122,000	157,000
Net investment income excluding funds withheld assets
Net investment income excluding funds withheld assets			378,000	335,000	355,000	398,000	493,000	472,000	450,000	537,000	1,466,000	1,952,000	2,044,000
Net investment income on funds withheld assets			317,000	313,000	364,000	260,000	304,000	299,000	294,000	291,000	1,254,000	1,188,000	792,000
Net investment income			695,000	648,000	719,000	658,000	797,000	771,000	744,000	828,000	2,720,000	3,140,000	2,836,000
Net gains (losses) on derivatives and investments:
Net gains (losses) on derivatives and investments	$ (832,000)	$ (5,367,000)	(4,198,000)	(194,000)	2,940,000	(1,566,000)	(1,698,000)	(421,000)	(388,000)	(2,839,000)	(3,018,000)	(5,346,000)	(6,894,000)
Net gains (losses) on funds withheld reinsurance treaties			(474,000)	555,000	1,077,000	1,028,000	(36,000)	(115,000)	(768,000)	898,000	2,186,000	(21,000)	440,000
Total net gains (losses) on derivatives and investments			(4,672,000)	361,000	4,017,000	(538,000)	(1,734,000)	(536,000)	(1,156,000)	(1,941,000)	(832,000)	(5,367,000)	(6,454,000)
Other income			25,000	19,000	20,000	20,000	22,000	17,000	31,000	23,000	84,000	93,000	64,000
Total revenues	9,752,000	5,982,000	(2,069,000)	2,951,000	6,702,000	2,168,000	1,196,000	2,329,000	1,626,000	831,000	9,752,000	5,982,000	3,443,000
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	1,035,000	904,000	246,000	240,000	261,000	288,000	155,000	280,000	214,000	255,000	1,035,000	904,000	1,313,000
(Gain) loss from updating future policy benefits cash flow assumptions, net	(36,000)	41,000	(26,000)	(39,000)	14,000	15,000	2,000	(15,000)	6,000	48,000	(36,000)	41,000	0
Net (gain) loss on market risk benefits	(3,536,000)	(3,966,000)	(1,900,000)	(913,000)	1,184,000	(1,907,000)	(22,000)	1,066,000	1,512,000	(6,522,000)	(3,536,000)	(3,966,000)	0
Interest credited on other contract holder funds, net of deferrals and amortization	859,000	825,000	235,000	223,000	206,000	195,000	201,000	205,000	207,000	212,000	859,000	825,000	1,293,000
Interest expense			18,000	8,000	6,000	5,000	5,000	4,000	7,000	6,000	37,000	22,000	44,000
Operating costs and other expenses, net of deferrals			602,000	568,000	532,000	631,000	737,000	666,000	655,000	631,000	2,333,000	2,689,000	1,200,000
Amortization of deferred acquisition costs			297,000	304,000	308,000	316,000	319,000	327,000	328,000	331,000	1,225,000	1,305,000	(534,000)
Total benefits and expenses	1,917,000	1,820,000	(528,000)	391,000	2,511,000	(457,000)	1,397,000	2,533,000	2,929,000	(5,039,000)	1,917,000	1,820,000	5,836,000
Pretax income (loss)			(1,541,000)	2,560,000	4,191,000	2,625,000	(201,000)	(204,000)	(1,303,000)	5,870,000	7,835,000	4,162,000	(2,393,000)
Income tax expense (benefit)	1,530,000	680,000	(380,000)	661,000	854,000	395,000	(94,000)	(98,000)	(246,000)	1,118,000	1,530,000	680,000	(841,000)
Net income (loss)	$ 6,305,000	$ 3,482,000	$ (1,161,000)	$ 1,899,000	$ 3,337,000	$ 2,230,000	$ (107,000)	$ (106,000)	$ (1,057,000)	$ 4,752,000	$ 6,305,000	$ 3,482,000	$ (1,552,000)